MARKETABLE SECURITIES (Schedule of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the period	$ 4,425	$ 20,471	$ 20,471
Purchases	14,078	0	0
Maturity	(4,309)	$ (5,646)	(15,871)
Changes in fair value during the period	(140)		(175)
Balance at end of the period	$ 14,054		$ 4,425